Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contract Liabilities

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Unfulfilled service-type maintenance services	181,139	179,723	27,773
Advance from customer	255,483	755,739	116,783

Total	436,622	935,462	144,556

Current	382,809	868,193	134,161
Non-current	53,813	67,269	10,395

Total contract liabilities (Note 6 .2)	436,622	935,462	144,556